MARKETABLE SECURITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Unrealized gains (losses), Amortized cost	$ 12,466	$ 11,784
Unrealized gains (losses), Gains	112	117
Unrealized gains (losses), Losses	(72)	(82)
Unrealized gains (losses), Market value	12,506	$ 11,819
Marketable Securities Due Between One To Three Years [Member]
Unrealized gains (losses), Amortized cost	10,624
Unrealized gains (losses), Gains	0
Unrealized gains (losses), Losses	(40)
Unrealized gains (losses), Market value	10,584
Marketable Securities Due From Three To Five Years [Member]
Unrealized gains (losses), Amortized cost	1,724
Unrealized gains (losses), Gains	0
Unrealized gains (losses), Losses	(32)
Unrealized gains (losses), Market value	$ 1,692